LOSSES PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2023
LOSSES PER SHARE ("EPS")
LOSSES PER SHARE ("EPS")

19.LOSSES PER SHARE (“EPS”)

Basic losses per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted losses per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Basic and diluted EPS are the same for each class of ordinary share because they are entitled to the same liquidation and dividend rights.

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Cango Inc’s shareholders	(6,374,737)	(2,169,615)	(815,323,647)	(295,884,236)	(26,501,163)	(3,732,611)	(11,372,111)	(1,601,728)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	216.28	73.61	201.10	72.98	170.07	170.07	72.98	72.98
Basic EPS	(0.03)	(0.03)	(4.05)	(4.05)	(0.16)	(0.02)	(0.16)	(0.02)

	For the years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B
Diluted EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(6,374,737)	(2,169,615)	(815,323,647)	(295,884,236)	(26,501,163)	(3,732,611)	(11,372,111)	(1,601,728)
Reallocation of net income as a result of conversion of Class B to Class A shares	(2,169,615)	—	(295,884,236)	—	(11,372,111)	(1,601,728)	—	—
Net loss attributable to ordinary shareholders for diluted EPS	(8,544,352)	(2,169,615)	(1,111,207,883)	(295,884,236)	(37,873,274)	(5,334,339)	(11,372,111)	(1,601,728)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	216.28	73.61	201.10	72.98	170.07	170.07	72.98	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	73.61	—	72.98	—	72.98	72.98	—	—
Number of shares used for diluted EPS computation	289.89	73.61	274.08	72.98	243.05	243.05	72.98	72.98
Diluted EPS	(0.03)	(0.03)	(4.05)	(4.05)	(0.16)	(0.02)	(0.16)	(0.02)
Earnings (losses) per share – ADS:
Denominator used for earnings per ADS – basic	108.14		100.55		85.04	85.04
Denominator used for earnings per ADS – diluted	144.95		137.04		121.53	121.53
Losses per ADS – basic	(0.06)		(8.11)		(0.31)	(0.04)
Losses per ADS – diluted	(0.06)		(8.11)		(0.31)	(0.04)